Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 24	$ 6	$ 3		$ 25
Prepaid expenses	2		4		9
Total current assets	26	6	7		34
Total assets	26	6	7		34
Current liabilities:
Accounts payable	205	142	147		110
Current liabilities - discontinued operations	51	51	51		51
Total current liabilities	1,185	1,002	954		161
Total liabilities	1,185	1,002	954		759
Commitments and contingencies (Note 11)
Stockholders’ deficit
Series B Preferred Stock, par value $1.00 per share; 100 shares authorized, issued and outstanding; liquidation preference $10
Common stock, par value $0.00001 per share: 19,841,878 shares authorized; 7,444,072 and 6,737,941 shares issued and outstanding at December 31, 2025 and 2024, respectively.	1,548	1,548	1,548		1,548
Additional paid-in capital	26,574	26,574	26,574		26,574
Accumulated deficit	(29,281)	(29,118)	(29,069)		(28,847)
Total stockholders’ deficit	(1,159)	(996)	(947)		(725)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	26	6	7		34
Parent Company [Member] | Related Party [Member]
Current liabilities:
Notes payable – related parties	720	620	595
Accrued interest – related parties	209	189	161
Notes payable – related parties	720	620			500
Accrued interest – related parties					$ 98
Gravitics Inc [Member]
Current assets:
Cash and cash equivalents	5,643	183		$ 863
Unbilled revenues	30	30		226
Prepaid expenses	177	448		225
Total current assets	5,850	661		1,314
Property and equipment, net	336	371		511
Right-of-use assets	1,939	2,080		2,621
Security deposit	500	500		500
Total assets	8,625	3,612		4,946
Current liabilities:
Accounts payable	2,029	1,827		574
Accrued expenses and other current liabilities	438	456		187
Deferred revenues	1,302	161
Short-term borrowings	337	373		300
Convertible promissory notes, at fair value, current portion		5,739
Current portion of lease liabilities	456	441		385
Subscription liability		1,650
Total current liabilities	4,562	10,647		1,446
Warrant liabilities, at fair value	52	2,934		949
SAFE liabilities, at fair value		10,109		7,673
Lease liabilities, net of current portion	1,160	1,280		1,720
Convertible promissory notes, at fair value, net of current portion				4,248
Total liabilities	5,774	24,970		16,036
Commitments and contingencies (Note 11)
Stockholders’ deficit
Common stock, par value $0.00001 per share: 19,841,878 shares authorized; 7,444,072 and 6,737,941 shares issued and outstanding at December 31, 2025 and 2024, respectively.
Additional paid-in capital	17,047	5,410		3,979
Accumulated deficit	(61,833)	(42,538)		(30,839)
Total stockholders’ deficit	(44,786)	(37,128)		(26,860)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	8,625	3,612		4,946
Gravitics Inc [Member] | Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Series Seed redeemable convertible preferred stock, par value $0.00001 per share: 6,011,819 shares authorized; 4,185,420 issued and outstanding. (Liquidation value of $18,865)	15,770	15,770		$ 15,770
Gravitics Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Series Seed redeemable convertible preferred stock, par value $0.00001 per share: 6,011,819 shares authorized; 4,185,420 issued and outstanding. (Liquidation value of $18,865)	$ 31,867